Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2021, and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Quoted Prices In Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$231	$231	$—	$—
U.S. Treasury Securities	276,083,222	276,083,222	—	—

	$276,083,453	$276,083,453	$—	$—

Schedule of Net Income (Loss) Per Share of Common Stock	Accretion associated with the redeemable shares of common stock is excluded from earnings per share as the redemption value approximates fair value. As a result, diluted income per common stock is the same as basic income per share of common stock.

For the three months ended September 30, 2021	Redeemable	Non-Redeemable
Allocation of net loss including shares of common stock subject to possible redemption	$(338,346)	$(84,586)
Weighted Average redeemable common stock outstanding	27,600,000	6,900,000
Basic and Diluted net loss per share of common stock	$(0.01)	$(0.01)

For the nine months ended September 30, 2021	Redeemable	Non-Redeemable
Allocation of net loss including shares of common stock subject to possible redemption	$(468,664)	$(123,811)
Weighted Average redeemable common stock outstanding	26,118,681	6,900,000
Basic and Diluted net loss per share of common stock	$(0.02)	$(0.02)